Document and Entity Information (USD $)	3 Months Ended
Mar. 13, 2012
Document and Entity Information:
Entity Registrant Name	Pegasus Tel, Inc.
Document Type	8-K
Document Period End Date	Mar. 13, 2012
Amendment Flag	false
Entity Central Index Key	0001377469
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	18,000
Entity Public Float	$ 23,746
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY